Restatement of Previously Issued Financial Statements (Details) - Capitol Investment Corp. V	Dec. 31, 2020 shares
Class of Warrant or Right [Line Items]
Common stock shares subject to possible redemption.	29,846,985
Public Warrant
Class of Warrant or Right [Line Items]
Warrants outstanding	11,500,000
Redeemable Warrant
Class of Warrant or Right [Line Items]
Warrants outstanding	5,833,333